As filed with the Securities and Exchange Commission on August 24, 2000 Registration Nos.
33-88458
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [_]
Post-Effective Amendment No. 9                           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28                                         [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

         Diane N. Ledger                      Jane A. Kanter, Esq.
  Pacific Life Insurance Company             Dechert Price & Rhoads
         P.O. Box 9000                        1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030            Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering______________________________


It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on August 28, 2000 pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: interests in the Separate Account under Pacific One individual flexible premium deferred variable annuity contracts.

Filing Fee:  None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000957, filed on April 21, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 7 to the Registration's Registration Statement on Form N-4, Accession No. 0001017062-00-000957, filed on April 21, 2000, and incorporated by reference herein.)

                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
                    Pacific One, a variable annuity contract
                    Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Subaccount, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding Subaccount
in this supplement.        Units and Subaccount Annuity Units of the Bond and
                           Income Subaccount will automatically be transferred to the Managed Bond Subaccount in exchange for corresponding units of that Investment Option. The
                           Bond and Income Subaccount will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your Units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

This supplement replaces An Overview of Pacific One: Fees and Expenses Paid by the Pacific Select Fund: Other Expenses with the following:

                       Other Expenses
                       The table also shows the Fund expenses for each Portfolio based on expenses in 1999, adjusted to reflect recently reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we have contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                    ------------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity     0.80     0.04     0.84         --         0.84
                    Emerging Markets/1/   1.10     0.19     1.29         --         1.29
                    Diversified
                     Research/2/          0.90     0.05     0.95         --         0.95
                    Small-Cap Equity      0.65     0.04     0.69         --         0.69
                    International
                     Large-Cap/2/         1.05     0.10     1.15         --         1.15
                    Bond and Income       0.60     0.05     0.65         --         0.65
                    Equity                0.65     0.03     0.68         --         0.68
                    I-Net Tollkeeper/2/   1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy        0.65     0.04     0.69         --         0.69
                    Equity Income         0.65     0.04     0.69         --         0.69
                    Growth LT             0.75     0.03     0.78         --         0.78
                    Mid-Cap Value         0.85     0.07     0.92         --         0.92
                    Equity Index/3/       0.25     0.04     0.29         --         0.29
                    Small-Cap Index       0.50     0.30     0.80        (0.20)      0.60
                    REIT                  1.10     0.15     1.25        (0.05)      1.20
                    International Value   0.85     0.09     0.94         --         0.94
                    Government Securities 0.60     0.05     0.65         --         0.65
                    Managed Bond/1/       0.60     0.05     0.65         --         0.65
                    Money Market/1/       0.35     0.04     0.39         --         0.39
                    High Yield Bond/1/    0.60     0.05     0.65         --         0.65
                    Large-Cap Value       0.85     0.08     0.93         --         0.93
                       --------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
                       The following is added to Examples:

Examples is amended    The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                      . the Contract Value starts at $80,000

                      . the Investment Options have an annual return of 5%

                      . the Annual Fee is deducted even when the Contract
                        Value goes over $100,000 and a waiver would normally apply.

                       without rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider.

                       with rider reflects expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       -----------------------------------------------------
                                                             Expenses ($)
                       -----------------------------------------------------
                       Variable Account                 1 yr 3 yr 5 yr 10 yr
                       -----------------------------------------------------
                       Aggressive Equity
                       without rider                    23    71  122  261
                       with rider: age 0-65             24    74  127  272
                       with rider: age 66-75            26    81  137  292
                       -----------------------------------------------------
                       Emerging Markets
                       without rider                    28    85  144  305
                       with rider: age 0-65             29    88  149  315
                       with rider: age 66-75            31    94  159  334
                       -----------------------------------------------------
                       Diversified Research
                       without rider                    24    75  128  273
                       with rider: age 0-65             25    78  133  283
                       with rider: age 66-75            27    84  143  302
                       -----------------------------------------------------
                       Small-Cap Equity
                       without rider                    21    64  110  237
                       with rider: age 0-65             22    67  115  247
                       with rider: age 66-75            24    73  125  268
                       -----------------------------------------------------
                       International Large-Cap
                       without rider                    26    81  138  292
                       with rider: age 0-65             27    84  143  302
                       with rider: age 66-75            29    90  153  322
                       -----------------------------------------------------
                       Bond and Income
                       without rider                    22    67  115  247
                       with rider: age 0-65             23    70  120  257
                       with rider: age 66-75            25    76  130  278
                       -----------------------------------------------------
                       Equity
                       without rider                    22    67  114  245
                       with rider: age 0-65             23    70  119  255
                       with rider: age 66-75            25    76  129  276
                       -----------------------------------------------------
                       I-Net Tollkeeper
                       without rider                    31    94  160  335
                       with rider: age 0-65             32    97  165  345
                       with rider: age 66-75            34   103  175  363
                       -----------------------------------------------------

                   -----------------------------------------------------
                                                         Expenses ($)
                   -----------------------------------------------------
                   Variable Account                 1 yr 3 yr 5 yr 10 yr
                   -----------------------------------------------------
                   Multi-Strategy
                   without rider                    22    67  115  246
                   with rider: age 0-65             23    70  120  256
                   with rider: age 66-75            25    76  130  277
                   -----------------------------------------------------
                   Equity Income
                   without rider                    22    67  115  246
                   with rider: age 0-65             23    70  120  256
                   with rider: age 66-75            25    76  130  277
                   -----------------------------------------------------
                   Growth LT
                   without rider                    23    70  119  255
                   with rider: age 0-65             24    73  124  266
                   with rider: age 66-75            26    79  134  286
                   -----------------------------------------------------
                   Mid-Cap Value
                   without rider                    24    74  126  270
                   with rider: age 0-65             25    77  131  280
                   with rider: age 66-75            27    83  141  300
                   -----------------------------------------------------
                   Equity Index
                   without rider                    18    54   94  203
                   with rider: age 0-65             19    57   99  214
                   with rider: age 66-75            21    64  109  235
                   -----------------------------------------------------
                   Small-Cap Index
                   without rider                    22    67  115  246
                   with rider: age 0-65             23    70  120  256
                   with rider: age 66-75            25    76  130  277
                   -----------------------------------------------------
                   REIT
                   without rider                    27    82  140  297
                   with rider: age 0-65             28    85  145  307
                   with rider: age 66-75            30    91  155  326
                   -----------------------------------------------------
                   International Value
                   without rider                    24    74  127  272
                   with rider: age 0-65             25    77  132  282
                   with rider: age 66-75            27    84  142  302
                   -----------------------------------------------------
                   Government Securities
                   without rider                    21    66  113  242
                   with rider: age 0-65             22    69  118  252
                   with rider: age 66-75            24    75  128  273
                   -----------------------------------------------------
                   Managed Bond
                   without rider                    21    65  112  241
                   with rider: age 0-65             22    68  117  251
                   with rider: age 66-75            24    75  127  272
                   -----------------------------------------------------
                   Money Market
                   without rider                    19    57   99  214
                   with rider: age 0-65             20    61  104  224
                   with rider: age 66-75            22    67  114  245
                   -----------------------------------------------------
                   High Yield Bond
                   without rider                    21    65  112  241
                   with rider: age 0-65             22    68  117  251
                   with rider: age 66-75            24    75  127  272
                   -----------------------------------------------------
                   Large-Cap Value
                   without rider                    24    74  127  271
                   with rider: age 0-65             25    77  132  281
                   with rider: age 66-75            27    83  142  301
                   -----------------------------------------------------

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                        (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements

                        (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ending December 31, 1999 included in Part B include the following for Pacific Life:

                                Independent Auditors' Report
                                Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Mutual Distributors, Inc., formerly Pacific Equities Network ("PMD")/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                   4.   (a)  Form of Individual Flexible Premium Deferred
                             Variable Accumulation Annuity Contract/2/

                        (b)  Qualified Plan Loan Endorsement/1/

                        (c)  Individual Retirement Annuity Rider/1/

                        (d)  Qualified Pension Plan Rider/1/

                        (e)  403(b) Tax-Sheltered Annuity Rider/4/

                        (f)  Section 457 Plan Rider/1/

                        (g) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (h)  Qualified Plan Loan Endorsement/1/

                        (i)  IRA Rider (Form R-IRA 198)/5/

                        (j)  Roth IRA Rider (Form R-RIRA 198)/5/

                        (k)  Simple IRA Rider (Form R-SIRA 198)/5/

                   5.   (a)  Application Form for Individual Flexible Premium
                             Deferred Variable Accumulation Annuity
                             Contract/7/

                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form/7/

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement/7/

                        (b) Addendum to Fund Participation Agreement (to add Growth LT Series)/1/

                        (c) Addendum to Fund Participation Agreement (to add Equity and Bond and Income Series)/1/

                        (d) Addendum to Fund Participation Agreement (to add Aggressive Equity and Emerging Markets Portfolios)/3/

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  Independent Auditors' Consent/8/

                   11.  Not applicable

                   12.  Not applicable

                   13.  Performance Calculations/8/

                   14.  Not applicable

                   15.  Powers of Attorney/7/

                   16.  Not applicable

--------------
/1/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

         Item 25.  Directors and Officers of Pacific Life

                                                 Positions and Offices
         Name and Address                         with Pacific Life
         Thomas C. Sutton                    Director, Chairman of the Board,
                                             and Chief Executive Officer

         Glenn S. Schafer                    Director and President

         Khanh T. Tran                       Director, Senior Vice President
                                             and Chief Financial Officer

         David R. Carmichael                 Director, Senior Vice President
                                             and General Counsel

         Audrey L. Milfs                     Director, Vice President and
                                             Corporate Secretary

         Edward R. Byrd                      Vice President and Controller

         Brian D. Klemens                    Vice President and Treasurer

         Gerald W. Robinson                  Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                    LEGAL STRUCTURE


          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 5,073 Qualified

          Approximately 10,572 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

              Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

              PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

              Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

                   (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PSD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 24th day of August, 2000.

                                     SEPARATE ACCOUNT A
                                         (Registrant)

                                     By: PACIFIC LIFE INSURANCE COMPANY

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

                                     By: PACIFIC LIFE INSURANCE COMPANY
                                         (Depositor)

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                  Title                               Date

________________________     Director, Chairman of the Board    August 24, 2000
Thomas C. Sutton*            and Chief Executive Officer

________________________     Director and President             August 24, 2000
Glenn S. Schafer*

________________________     Director, Senior Vice President    August 24, 2000
Khanh T. Tran*               and Chief Financial Officer

________________________     Director, Senior Vice President    August 24, 2000
David R. Carmichael*         and General Counsel

________________________     Director, Vice President and       August 24, 2000
Audrey L. Milfs*             Corporate Secretary

________________________     Vice President and Controller      August 24, 2000
Edward Byrd*

________________________     Vice President and Treasurer       August 24, 2000
Brian D. Klemens*

________________________     Executive Vice President           August 24, 2000
Gerald W. Robinson*

*By: /s/ David R. Carmichael                                    August 24, 2000
    ------------------------
     DAVID R. CARMICHAEL
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, Accession No. 0001017062-00-000581, as Exhibit 15).